YieldMax Strategic Metals & Mining Portfolio Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 78.9%	Shares	Value
Industrial Products - 8.1%
Caterpillar, Inc.(a)	200	$178,022
NuScale Power Corp. - Class A(a)(b)	14,936	186,102
		364,124

Materials - 66.6%(c)
Agnico Eagle Mines Ltd.(a)	795	149,627
Albemarle Corp.(a)	1,056	207,715
BHP Group Ltd., ADR(a)	1,809	143,454
Cameco Corp.(a)	1,665	204,862
Energy Fuels, Inc.(a)(b)	6,476	140,141
Freeport-McMoRan, Inc.(a)	2,878	166,291
Hecla Mining Co.(a)	8,064	145,313
MP Materials Corp.(a)(b)	3,256	215,026
Newmont Corp.(a)	1,536	170,634
NexGen Energy Ltd.(a)(b)	13,580	170,701
Nucor Corp.(a)	1,107	249,396
Pan American Silver Corp.(a)	2,908	152,059
Royal Gold, Inc.(a)	666	155,431
Southern Copper Corp.(a)	904	155,208
Steel Dynamics, Inc.(a)	1,010	230,947
Uranium Energy Corp.(a)(b)	12,796	190,532
Wheaton Precious Metals Corp.(a)	1,220	154,281
		3,001,618

Utilities - 4.2%
Constellation Energy Corp.(a)	608	190,304

TOTAL COMMON STOCKS (Cost $3,656,978)		3,556,046

EXCHANGE TRADED FUNDS - 5.8%	Shares	Value
VanEck Rare Earth and Strategic Metals ETF(a)	2,503	263,891

TOTAL EXCHANGE TRADED FUNDS (Cost $246,569)		263,891

PURCHASED OPTIONS - 2.4%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.4%
Agnico Eagle Mines Ltd., Expiration: 5/1/2026; Exercise Price: $190.00	$131,747	7	$1,890
Albemarle Corp., Expiration: 5/1/2026; Exercise Price: $205.00	196,700	10	1,005
Amplify Junior Silver Miners ETF, Expiration: 5/8/2026; Exercise Price: $33.00	117,280	40	320
Amplify Junior Silver Miners ETF, Expiration: 5/15/2026; Exercise Price: $31.00	117,280	40	2,860
BHP Group Ltd., Expiration: 5/15/2026; Exercise Price: $85.00	142,740	18	990
Cameco Corp., Expiration: 5/8/2026; Exercise Price: $125.00	196,864	16	7,560
Caterpillar, Inc., Expiration: 5/1/2026; Exercise Price: $895.00	178,022	2	1,235
Constellation Energy Corp., Expiration: 5/8/2026; Exercise Price: $332.50	187,800	6	1,710
Energy Fuels, Inc., Expiration: 5/1/2026; Exercise Price: $23.00	138,496	64	448
Freeport-McMoRan, Inc., Expiration: 5/1/2026; Exercise Price: $62.00	161,784	28	56
Global X Lithium & Battery Tech ETF, Expiration: 7/17/2026; Exercise Price: $71.00	202,952	23	40,710
Global X Silver Miners ETF, Expiration: 5/15/2026; Exercise Price: $125.00	168,302	19	95
Global X Silver Miners ETF, Expiration: 7/17/2026; Exercise Price: $95.00	168,302	19	11,305
Hecla Mining Co., Expiration: 5/8/2026; Exercise Price: $19.50	144,160	80	2,240
MP Materials Corp., Expiration: 5/1/2026; Exercise Price: $66.00	211,328	32	4,032
Newmont Corp., Expiration: 5/1/2026; Exercise Price: $120.00	166,635	15	30
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $15.00	169,695	135	1,350
Nucor Corp., Expiration: 5/15/2026; Exercise Price: $230.00	247,819	11	4,180
NuScale Power Corp., Expiration: 5/1/2026; Exercise Price: $14.00	185,654	149	298
Pan American Silver Corp., Expiration: 5/8/2026; Exercise Price: $57.00	151,641	29	1,885
Royal Gold, Inc., Expiration: 5/15/2026; Exercise Price: $310.00	23,338	1	25
Southern Copper Corp., Expiration: 5/8/2026; Exercise Price: $190.00	154,521	9	675
Steel Dynamics, Inc., Expiration: 5/15/2026; Exercise Price: $240.00	228,660	10	3,500
Uranium Energy Corp., Expiration: 5/1/2026; Exercise Price: $16.50	189,103	127	191
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $93.00	167,751	19	893
VanEck Gold Miners ETF, Expiration: 7/17/2026; Exercise Price: $97.00	167,751	19	7,933
VanEck Junior Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $124.00	127,974	11	797
VanEck Junior Gold Miners ETF, Expiration: 6/18/2026; Exercise Price: $126.00	127,974	11	5,472
VanEck Rare Earth and Strategic Metals ETF, Expiration: 5/15/2026; Exercise Price: $125.00	263,575	25	1,125
Wheaton Precious Metals Corp., Expiration: 5/8/2026; Exercise Price: $134.00	151,752	12	1,740
Total Call Options			106,550

TOTAL PURCHASED OPTIONS (Cost $123,806)			106,550

SHORT-TERM INVESTMENTS - 14.1%
Money Market Funds - 14.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	633,755	633,755

TOTAL SHORT-TERM INVESTMENTS (Cost $633,755)		633,755

TOTAL INVESTMENTS - 101.2% (Cost $4,661,108)		$4,560,242
Liabilities in Excess of Other Assets - (1.2)%		(52,582)
TOTAL NET ASSETS - 100.0%		$4,507,660

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $1,324,683.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Strategic Metals & Mining Portfolio Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (5.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.8)%
Agnico Eagle Mines Ltd., Expiration: 5/1/2026; Exercise Price: $187.50	$(131,747)	(7)	$(2,660)
Albemarle Corp., Expiration: 5/1/2026; Exercise Price: $195.00	(196,700)	(10)	(4,525)
Amplify Junior Silver Miners ETF, Expiration: 5/8/2026; Exercise Price: $31.00	(117,280)	(40)	(1,020)
BHP Group Ltd., Expiration: 5/15/2026; Exercise Price: $80.00	(142,740)	(18)	(3,600)
Cameco Corp., Expiration: 5/8/2026; Exercise Price: $120.00	(196,864)	(16)	(11,560)
Caterpillar, Inc., Expiration: 5/1/2026; Exercise Price: $865.00	(178,022)	(2)	(5,210)
Constellation Energy Corp., Expiration: 5/8/2026; Exercise Price: $320.00	(187,800)	(6)	(4,260)
Energy Fuels, Inc., Expiration: 5/1/2026; Exercise Price: $22.00	(138,496)	(64)	(1,984)
Freeport-McMoRan, Inc., Expiration: 5/1/2026; Exercise Price: $60.00	(161,784)	(28)	(224)
Global X Lithium & Battery Tech ETF, Expiration: 5/15/2026; Exercise Price: $83.00	(202,952)	(23)	(13,455)
Global X Silver Miners ETF, Expiration: 5/15/2026; Exercise Price: $100.00	(168,302)	(19)	(1,140)
Hecla Mining Co., Expiration: 5/8/2026; Exercise Price: $18.50	(144,160)	(80)	(5,480)
MP Materials Corp., Expiration: 5/1/2026; Exercise Price: $63.00	(211,328)	(32)	(10,880)
Newmont Corp., Expiration: 5/1/2026; Exercise Price: $115.00	(166,635)	(15)	(278)
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $12.00	(169,695)	(135)	(13,500)
Nucor Corp., Expiration: 5/15/2026; Exercise Price: $200.00	(247,819)	(11)	(29,040)
NuScale Power Corp., Expiration: 5/1/2026; Exercise Price: $13.00	(185,654)	(149)	(1,788)
Pan American Silver Corp., Expiration: 5/8/2026; Exercise Price: $54.00	(151,641)	(29)	(4,350)
Royal Gold, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	(116,690)	(5)	(413)
Royal Gold, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	(23,338)	(1)	(125)
Southern Copper Corp., Expiration: 5/8/2026; Exercise Price: $180.00	(154,521)	(9)	(1,980)
Steel Dynamics, Inc., Expiration: 5/15/2026; Exercise Price: $200.00	(228,660)	(10)	(29,450)
Uranium Energy Corp., Expiration: 5/1/2026; Exercise Price: $15.50	(189,103)	(127)	(2,413)
VanEck Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $89.00	(167,751)	(19)	(3,448)
VanEck Junior Gold Miners ETF, Expiration: 5/8/2026; Exercise Price: $118.00	(127,974)	(11)	(2,442)
VanEck Rare Earth and Strategic Metals ETF, Expiration: 5/15/2026; Exercise Price: $105.00	(263,575)	(25)	(11,125)
Wheaton Precious Metals Corp., Expiration: 5/8/2026; Exercise Price: $129.00	(151,752)	(12)	(3,540)
Total Call Options			(169,890)

Put Options - (1.6)%
Amplify Junior Silver Miners ETF, Expiration: 5/15/2026; Exercise Price: $31.01	(117,280)	(40)	(9,217)
Global X Lithium & Battery Tech ETF, Expiration: 7/17/2026; Exercise Price: $71.01	(202,952)	(23)	(2,222)
Global X Silver Miners ETF, Expiration: 7/17/2026; Exercise Price: $95.01	(168,302)	(19)	(22,127)
VanEck Gold Miners ETF, Expiration: 7/17/2026; Exercise Price: $97.01	(167,751)	(19)	(22,707)
VanEck Junior Gold Miners ETF, Expiration: 6/18/2026; Exercise Price: $126.01	(127,974)	(11)	(15,303)
Total Put Options			(71,576)

TOTAL WRITTEN OPTIONS (Premiums received $175,804)			$(241,466)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.